Consolidated Statement of Profit or Loss and Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Unaudited Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income
Revenue	€ 15,906	€ 18,905	€ 6,514
Other income	441	640	3,011
Research and development costs	(44,733)	(36,356)	(25,148)
General and administrative costs	(15,060)	(13,661)	(16,236)
Total operating costs	(59,793)	(50,017)	(41,384)
Operating result	(43,446)	(30,472)	(31,859)
Financial income	2,333	3,251	2,593
Financial expense	(1,287)	(1,084)	(1,458)
Gain on disposal of subsidiary			92
Results related to derecognition of financial liabilities			1,866
Results related to financial liabilities measured at FVTPL	235	345	953
Result before corporate income taxes	(42,165)	(27,960)	(27,813)
Corporate income taxes	(19)	197	78
Result for the year	(42,184)	(27,763)	(27,735)
Items that will never be reclassified to profit or loss
Fair value loss on investment in financial asset designated as at FVTOCI			(621)
Items that are or may be reclassified to profit or loss
Foreign operations - foreign currency translation differences	(1,085)	533	(395)
Total comprehensive loss	(43,269)	(27,230)	(28,751)
Result attributable to
Owners of the Company	(42,184)	(27,763)	(28,119)
Non-controlling interests			384
Result for the year	(42,184)	(27,763)	(27,735)
Total comprehensive loss attributable to
Owners of the Company	(43,269)	(27,230)	(29,135)
Non-controlling interests			384
Total comprehensive loss	€ (43,269)	€ (27,230)	€ (28,751)
Share information
Weighted average number of shares outstanding (basic)	105,334,357	86,086,486	81,011,438
Weighted average number of shares outstanding, diluted	105,334,357	86,086,486	81,011,438
Earnings per share attributable to owners of the Company (Euro per share)
Basic loss per share	€ (0.4)	€ (0.32)	€ (0.35)
Diluted loss per share	€ (0.4)	€ (0.32)	€ (0.35)